Average Annual Total Returns		12 Months Ended	60 Months Ended	88 Months Ended
	Aug. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Developed Markets ex US Core Markets Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.96%	9.31%	8.95%
MSCI EAFE Selection Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.57%	7.10%	7.79%
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	8.92%	8.48%
Xtrackers MSCI EAFE Selection Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		23.39%	6.08%	6.93%
Xtrackers MSCI EAFE Selection Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.07%	5.18%	5.93%
Xtrackers MSCI EAFE Selection Equity ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.56%	7.13%	7.82%
Performance Inception Date	Sep. 06, 2018